INCOME TAXES - Disclosure of deferred taxes (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 53,696,000	$ 48,178,000
Non-capital losses carried forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	13,802,000	12,562,000
Fixed assets - Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	203,000	189,000
Other - Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	393,000	111,000
Capital loss carry-forward - Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,028,000	3,850,000
Lease - Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	45,000	0
Exploration and evaluation properties - Congo [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 35,225,000	$ 31,466,000